Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2017	£ 93,420	£ 1,272	£ 79,236	£ (339)	£ 15,955	£ (11)	£ 42,466	£ (45,159)
Loss for the period	(10,228)							(10,228)
Other comprehensive income for the period	6					6
Total comprehensive loss for the period	(10,222)					6		(10,228)
Share-based payments	1,494				1,494
Exercise of share options	182	15	167		(140)			140
Ending balance at Sep. 30, 2018	84,874	1,287	79,403	(339)	17,309	(5)	42,466	(55,247)
Beginning balance at Dec. 31, 2018	81,594	1,289	79,426	(339)	17,564	1	42,466	(58,813)
Loss for the period	(13,704)							(13,704)
Other comprehensive income for the period	9					9
Total comprehensive loss for the period	(13,695)					9		(13,704)
Share-based payments	2,191				2,191
Exercise of share options	117	9	108		(132)			132
Surrender of fully vested share options					(38)			38
Ending balance at Sep. 30, 2019	£ 70,207	£ 1,298	£ 79,534	£ (339)	£ 19,585	£ 10	£ 42,466	£ (72,347)